CAPITAL STOCK (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of capital stock explanatory [Abstract]
Disclosure of detailed information about number and weighted average remaining contractual life of outstanding share options [Table Text Block]
Exercise	Expiry	December 31,			Forfeited/	December 31,
Price	Date	2024	Granted	Exercised	Expired	2025

$0.76(USD)	February 11, 2025	200,000	-	-	(200,000)	-
0.75(USD)	August 18, 2025	750,000	-	-	(750,000)	-
Total outstanding		950,000	-	-	(950,000)	-
Total exercisable		950,000	-	-	(950,000)	-

Exercise	Expiry	December 31,			Forfeited/	December 31,
Price	Date	2023	Granted	Exercised	Expired	2024
$0.78(USD)	August 19, 2024	700,000	-	-	(700,000)	-
$0.82(USD)	November 8, 2024	10,000	-	-	(10,000)	-
$0.76(USD)	February 11, 2025	200,000	-	-	-	200,000
$0.75(USD)	August 18, 2025	750,000	-	-	-	750,000
Total outstanding		1,660,000	-	-	(710,000)	950,000
Total exercisable		1,660,000	-	-	(710,000)	950,000

Disclosure of detailed information about number and weighted average exercise prices of share options [Table Text Block]
		Weighted
		Average Exercise
	Number	Price
Outstanding, December 31, 2023	1,660,000	$0.76
Expired	(710,000)	$0.78
Outstanding and exercisable, December 31, 2024	950,000	$0.75
Expired	(200,000)	$0.76
Expired	(750,000)	$0.75
Outstanding and exercisable, December 31, 2025	-	-

Disclosure of detailed information about warrants, activity [Table Text Block]
Outstanding, December 31, 2022	645,000
Settled	(123,336)
Repurchased	(130,850)
Granted	525,000
Outstanding, December 31, 2023	915,814
Settled	(716,664)
Repurchased	(251,667)
Cancelled / forfeited	(155,826)
Granted	750,000
Outstanding December 31, 2024	541,657
Settled	(139,999)
Repurchased	(198,329)
Outstanding December 31, 2025	203,329